Income Taxes - Schedule of Deferred Tax Liability and Unrecognized Deferred Tax Assets (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2024
Deferred tax assets and liabilities [Abstract]
Exploration and evaluation assets	$ 22,932,000	$ 1,372,000
Property and equipment	190,000	77,000
Share issue costs	1,573,000	15,000
Non-capital losses available for future periods	2,764,000	1,016,000
Deferred tax assets (liabilities)	27,459,000	2,480,000
Unrecognized deferred tax assets	(27,459,000)	(2,480,000)
Net deferred tax assets